Related party transactions - Summary of Transactions Due From Related Parties (Detail) - CNY (¥) ¥ in Thousands	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Schedule Of Transactions Due From Related Parties [Line Items]
Prepayments to related parties	¥ 3,232	¥ 2,023
Loans to related parties	900	2,147	1,937
Beijing Petdog [Member]
Schedule Of Transactions Due From Related Parties [Line Items]
Trade receivables from related parties			1,564
Nanjing Animal Pharmaceutical [Member]
Schedule Of Transactions Due From Related Parties [Line Items]
Prepayments to related parties	1,650	2,023
Loans to related parties		500	1,000
Wuhan Chunzhijin [Member]
Schedule Of Transactions Due From Related Parties [Line Items]
Other receivables from related parties	7,594	7,295	2,481
Yingzhi (Lisa) Tang [Member]
Schedule Of Transactions Due From Related Parties [Line Items]
Loans to related parties		10
Yan Jiang [Member]
Schedule Of Transactions Due From Related Parties [Line Items]
Loans to related parties	200	200
Di (Jackie) Chen [Member]
Schedule Of Transactions Due From Related Parties [Line Items]
Loans to related parties		785	785
Ying (Christina) Zhang [Member]
Schedule Of Transactions Due From Related Parties [Line Items]
Loans to related parties		152	152
Fei Wang [Member]
Schedule Of Transactions Due From Related Parties [Line Items]
Loans to related parties	500	500
Lijun Zhou [Member]
Schedule Of Transactions Due From Related Parties [Line Items]
Loans to related parties	200
Weishi Network [Member]
Schedule Of Transactions Due From Related Parties [Line Items]
Prepayments to related parties	¥ 1,582